Document And Entity Information	Feb. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	PERDOCEO EDUCATION CORPORATION
Entity Central Index Key	0001046568
Entity Emerging Growth Company	false
Entity File Number	0-23245
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3932190
Entity Address, Address Line One	1750 E. Golf Rd.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	847
Local Phone Number	781-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PRDO
Security Exchange Name	NASDAQ